Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt

Long-term debt consists of the following at December 31, 2015 and 2014:

	2015	2014
Senior Credit Facility	$373,750	$353,750
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
5 3/8% Senior Notes	510,000	510,000
Other notes with various rates and terms	734	1,145

	1,919,484	1,899,895
Less current maturities	(21,332)	(15,625)

Long-term debt excluding current maturities	$1,898,152	$1,884,270

Summary of Long-Term Debt Matures	Long-term debt matures as follows:

2016	$21,332
2017	$39,375
2018	$45,000
2019	$268,750
2020	$—
Later years	$1,545,027

Schedule of Maturities of Long Term Debt

The Term A Loans began amortizing on June 30, 2014 in quarterly installments on each September 30, December 31, March 31, and June 30 thereafter, as follows:

Principal Payment Date	Principal Amount
March 31, 2016	$3,750
June 30, 2016- March 31, 2017	$5,625
June 30, 2017-December 31, 2018	$11,250
Term A Loan Maturity Date	$168,750

LAMAR MEDIA CORP [Member]
Long-Term Debt

Long-term debt consists of the following at December 31, 2015 and 2014:

	2015	2014
Senior Credit Agreement	$373,750	$353,750
5 7/8% Senior Subordinated Notes	500,000	500,000
5% Senior Subordinated Notes	535,000	535,000
5 3/8% Senior Notes	510,000	510,000
Other notes with various rates and terms	734	1,145

	1,919,484	1,899,895
Less current maturities	(21,332)	(15,625)

Long-term debt excluding current maturities	$1,898,152	$1,884,270

Summary of Long-Term Debt Matures	Long-term debt matures as follows:

2016	$21,332
2017	$39,375
2018	$45,000
2019	$268,750
2020	$—
Later years	$1,545,027